CONVERTIBLE NOTES (Details Narrative)																																																					3 Months Ended		12 Months Ended
	Nov. 17, 2022 USD ($) shares	Nov. 14, 2022 USD ($) shares	Nov. 01, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 26, 2022 USD ($) shares	Oct. 18, 2022 USD ($) shares	Oct. 11, 2022 USD ($) shares	Sep. 26, 2022 USD ($) shares	Sep. 26, 2022 USD ($) shares	Sep. 08, 2022 USD ($) shares	Aug. 18, 2022 USD ($) shares	Jul. 19, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 21, 2022 USD ($) shares	Jun. 14, 2022 USD ($) shares	Jun. 06, 2022 USD ($) shares	May 17, 2022 USD ($) shares	Apr. 29, 2022 USD ($) shares	Apr. 14, 2022 USD ($) shares	Apr. 11, 2022 USD ($)	Apr. 11, 2022 USD ($)	Feb. 16, 2022 USD ($) shares	Feb. 16, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 21, 2022 USD ($) shares	Jan. 18, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) shares	Dec. 06, 2021 USD ($) shares	Nov. 22, 2021 USD ($) shares	Nov. 10, 2021 USD ($) shares	Oct. 25, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Sep. 20, 2021 USD ($) shares	Sep. 14, 2021 USD ($) shares	Sep. 08, 2021 USD ($) shares	Aug. 30, 2021 USD ($) shares	Aug. 23, 2021 USD ($) shares	Aug. 16, 2021 USD ($) shares	Jul. 29, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Jun. 23, 2021 USD ($) shares	Jun. 20, 2021 USD ($) shares	Jun. 07, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 26, 2021 USD ($) shares	Apr. 23, 2021 USD ($) shares	Apr. 22, 2021 USD ($)	Apr. 06, 2021 USD ($)	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 11, 2010 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 15, 2022 shares	Sep. 30, 2021 USD ($)	May 04, 2021 shares	Mar. 02, 2021 shares	Jun. 06, 2016
Debt Instrument [Line Items]
Issuance of convertible securities																																																							$ 3,935,615
Debt instrument, interest rate																																																													3.00%
Proceeds from convertible note payable, net of original issue discount																																																						$ 1,490,000	2,760,000	$ 3,670,000
Number of warrants issued | shares																												1,479,728																													7,398,639		1,479,728	1,479,728
Debt instrument, discount																																																							0	$ 246,577
Interest payable																																																					$ 190,663		$ 54,755			$ 40,138
Minimum [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares																																																						$ 0.06	$ 0.06
Maximum [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares																																																						$ 0.08	$ 0.08
Common Stock [Member]
Debt Instrument [Line Items]
Number of warrants issued | shares																																																									3,699,320
Debt conversion, converted instrument, amount	$ 150,000	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 150,000	$ 150,000	$ 150,000	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 150,000			$ 250,000	$ 250,000	$ 250,000	$ 250,000		$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 200,000	$ 250,000	$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 200,000	$ 250,000	$ 250,000	$ 100,000
Debt conversion, converted instrument, shares issued | shares	5,935,350	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,605,259	3,605,259	3,396,898	4,325,913	4,364,987	3,401,877	3,393,979	2,902,922	3,549,793	3,628,325	4,272,417	2,358,380			3,924,443	3,924,443	4,569,059	3,935,417		5,874,062	5,175,822	3,561,885	3,528,221	3,043,955	4,205,118	2,957,622	4,138,369	2,936,668	4,311,269	2,284,808	3,454,203	2,277,273	3,101,546	2,343,919	2,422,195	1,664,823	2,431,506	2,058,686	2,063,391	836,574
Interest payable	$ 164	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 2,863	$ 2,863	$ 4,219	$ 7,644	$ 6,027	$ 3,425	$ 3,068	$ 60,822	$ 5,178	$ 5,726	$ 5,918	$ 1,644			$ 1,164	$ 1,164	$ 42,877	$ 2,260		$ 35,479	$ 1,027	$ 1,603	$ 5,342	$ 1,205	$ 5,671	$ 2,301	$ 4,095	$ 2,630	$ 6,521	$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 7,671	$ 10,247	$ 60,822	$ 25,644	$ 3,630	$ 3,178	$ 1,644
Debt issuance cost																																													$ 338,654
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																										0.08																								0.15	0.14
Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																																																		0.25	0.16
Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																										0.12
Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage | $ / shares																										0.14
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrants term																										5 years																								5 years	5 years
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																										124.10																								100.76	60.64
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																										0																								0	0
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants, measurement input, percentage																										0.58																								0.07	0.10
Unsecured Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of convertible securities																				$ 1,500,000						$ 1,500,000																										$ 1,000,000
Debt instrument, interest rate																				10.00%	10.00%					10.00%																									10.00%	10.00%
Percentage of original issue discount																																																			5.00%	5.00%
Original issue discount																										$ 10,000																									$ 50,000	$ 50,000
Proceeds from convertible note payable, net of original issue discount																										$ 1,490,000																									$ 950,000
Debt instrument, description																					The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date																														The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date		The note contained a discount to market feature, whereby, the lender could purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date. As of November 17, 2022 this debenture was satisfied.		The note contains a discount to market feature, whereby, the lender can purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date
Number of warrants issued | shares																										12,000,000																								8,000,000	3,125,000				4,285,714
Warrants term																										5 years																								5 years	5 years				5 years
Fair value adjustments of warrants																										$ 1,071,437																								$ 3,359,716	$ 2,599,066
Debt instrument, discount																																																		3,670,000
Debt issuance costs																				$ 115,000	$ 115,000					$ 115,000																								$ 330,000	$ 86,000
Debt instrument term																				13 months						13 months																								1 year	13 months
Debt conversion, converted instrument, amount																										$ 1,500,000																								$ 4,000,000	$ 1,000,000
Debt instrument, maturity date																				May 11, 2023						Feb. 18, 2023
Exercise price | $ / shares																										$ 0.12																													$ 0.14
Class of warrant issued | shares																										16,785,714
Debt issuance cost																										$ 625,003
Unsecured Convertible Note [Member] | First Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																																																		10.00%
Debt instrument, description																																																					The note contained a discount to market feature, whereby, the lender could purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date.		The note contains a discount to market feature, whereby, the lender can purchase stock at 80% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt instrument, discount																																																			$ 1,000,000
Debt conversion, converted instrument, amount																																																		$ 500,000
Debt instrument, maturity date																																																		Mar. 25, 2022
Unsecured Convertible Note [Member] | Second Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount																																																	$ 500,000
Unsecured Convertible Note [Member] | Third Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount																																																$ 3,000,000
Unsecured Convertible Note [Member] | Thirteen Month [Member]
Debt Instrument [Line Items]
Debt instrument, description																																																			The note contained a discount to market feature, whereby, the lender could purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date. As of October 25, 2021 this debenture was satisfied.		The note contained a discount to market feature, whereby, the lender could purchase stock at 85% of the lowest trading price for a period of ten (10) days preceding the conversion date. As of October 26, 2022 this debenture was satisfied.